Trade and Notes Payable - Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade and Notes Payable
Total	¥ 53,596,194	$ 7,342,648	¥ 51,870,097
Supplier Finance Program, Obligation, Current	¥ 0		¥ 712,039
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current
Maximum
Trade and Notes Payable
Trade and note payable period	180 days
Minimum
Trade and Notes Payable
Trade and note payable period	30 days
Within 3 months
Trade and Notes Payable
Total	¥ 32,471,247		¥ 45,079,655
Trade and note payable period	3 months
Between 3 months and 6 months
Trade and Notes Payable
Total	¥ 20,387,075		6,565,284
Between 3 months and 6 months | Maximum
Trade and Notes Payable
Trade and note payable period	6 months
Between 3 months and 6 months | Minimum
Trade and Notes Payable
Trade and note payable period	3 months
Between 6 months and 1 year
Trade and Notes Payable
Total	¥ 711,292		126,799
Between 6 months and 1 year | Maximum
Trade and Notes Payable
Trade and note payable period	1 year
Between 6 months and 1 year | Minimum
Trade and Notes Payable
Trade and note payable period	6 months
More than 1 year
Trade and Notes Payable
Total	¥ 26,580		¥ 98,359
Trade and note payable period	1 year